Segment information - Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Disclosure of geographical location
Property, plant and equipment	$ 8,507	$ 9,183	$ 9,402
Decrease in Non-current Assets Due to Exclude of Certain Financial Assets and Post-employment Benefit Assets	1,690	1,680
UK
Disclosure of geographical location
Property, plant and equipment	2,526	2,542	2,831
Ireland
Disclosure of geographical location
Property, plant and equipment	1,040	969	1,164
Sweden
Disclosure of geographical location
Property, plant and equipment	1,472	1,593	1,678
US
Disclosure of geographical location
Property, plant and equipment	2,176	2,660	2,371
Rest of the world
Disclosure of geographical location
Property, plant and equipment	$ 1,293	$ 1,419	$ 1,358